Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000193014 | Tyler Technologies, Inc.FR_902252105
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193014 | HEICO Corp.FR_422806109
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193014 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193014 | CDW Corp.FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193014 | Waste Connections, Inc.FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193014 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193014 | MSCI, Inc.FR_55354G100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193014 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193014 | TransDigm Group, Inc.FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193014 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193014 | Sector EquityMaterials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000193014 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000193014 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.80%
C000193014 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000193014 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	20.30%
C000193014 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	24.90%
C000193014 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	35.00%
C000193014 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000193014 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020635 | Tyler Technologies, Inc.FR_902252105
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000020635 | HEICO Corp.FR_422806109
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020635 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020635 | CDW Corp.FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020635 | Waste Connections, Inc.FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020635 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020635 | MSCI, Inc.FR_55354G100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020635 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020635 | TransDigm Group, Inc.FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020635 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020635 | Sector EquityMaterials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020635 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020635 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.80%
C000020635 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000020635 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	20.30%
C000020635 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	24.90%
C000020635 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	35.00%
C000020635 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000020635 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%